Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between our NEOs’ compensation and certain measures of our financial performance. Further information about our pay-for-performance philosophy and how we align executive compensation with our performance is provided under “Executive Compensation – Compensation Discussion and Analysis.” The Compensation Committee did not consider the information in this “Pay Versus Performance” section in making its pay decisions for any of the years shown below. Pursuant to SEC rules, the information in this “Pay Versus Performance” section shall not be deemed to be incorporated by reference into any filing made by the Company with the SEC under the Securities Act or Exchange Act, unless expressly incorporated by specific reference into such filing.
Pay Versus Performance Table
The table below reflects compensation of our principal executive officer (“PEO”), who is our CEO, and the average compensation of our non-PEO NEOs during 2020 through 2023, both as reported in the Total column set forth in the Summary Compensation Table under “Executive Compensation – Compensation Tables – Summary Compensation Table,” and with certain adjustments to reflect the “Compensation Actually Paid”, as defined under SEC rules. In addition, the table provides our cumulative TSR, the cumulative TSR of our peer group (using the KBW Nasdaq Bank Index), our net income and our TBV Growth, which is the “company selected measure” chosen for purposes of this disclosure.
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ Millions)	TBV Growth(5)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return(4) ($)
2023	5,088,214	6,330,078	1,588,860	1,913,236	133.04	96.65	269.1	12.43%
2022	4,403,423	3,955,720	1,587,056	1,444,538	116.43	97.52	346.5	13.94%
2021	3,437,506	4,996,031	1,283,320	2,123,716	121.07	124.07	376.9	10.85%
2020	2,740,301	3,177,626	1,221,967	1,266,202	91.70	89.69	262.0	13.84%
(1)	For all years presented, H. Palmer Proctor, Jr. was our PEO and Nicole S. Stokes, Lawton E. Bassett, III, Jon S. Edwards and James A. LaHaise were our non-PEO NEOs.
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S‐K and do not reflect compensation actually earned, realized or received by our NEOs. These amounts reflect the amounts in the Total column of the Summary Compensation Table with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non‐PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards columns are the totals from the Stock Awards columns set forth in the Summary Compensation Table. The equity value adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. For each of the years presented there were no: (a) changes in the actuarial present value of the NEOs’ accumulated benefit under a defined benefit or actuarial pension plan except as were offset by like amounts of pension service costs for services rendered; (b) awards which were granted and vested in the same applicable year; (c) awards granted in prior years which failed to meet the applicable vesting conditions during the applicable year; and (d) dividends or other earnings paid on awards in the applicable year prior to the vesting date that were not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.
Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	5,088,214	(2,629,751)	3,871,615	6,330,078
2022	4,403,423	(2,008,597)	1,560,894	3,955,720
2021	3,437,506	(1,317,066)	2,875,591	4,996,031
2020	2,740,301	(893,793)	1,331,118	3,177,626
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,588,860	(556,286)	880,662	1,913,236
2022	1,587,056	(552,364)	409,846	1,444,538
2021	1,283,320	(354,607)	1,195,003	2,123,716
2020	1,221,967	(310,348)	354,583	1,266,202
The amounts in the Inclusion of Equity Values columns in the tables above are derived from the amounts set forth in the following tables.
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Total — Inclusion of Equity Values for PEO ($)
2023	2,856,318	929,056	86,241	3,871,615
2022	1,976,109	(92,027)	(323,188)	1,560,894
2021	1,742,874	1,039,003	93,714	2,875,591
2020	1,331,118	—	—	1,331,118
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total — Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	604,213	255,331	21,118	880,662
2022	543,430	(25,930)	(107,654)	409,846
2021	469,253	641,182	84,568	1,195,003
2020	462,199	(61,265)	(46,351)	354,583
(4)
The Peer Group Total Shareholder Return utilizes the KBW Nasdaq Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2023 Annual Report. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KBW Nasdaq Bank Index, respectively, and that all dividends were reinvested. Historical stock performance is not necessarily indicative of future stock performance. The KBW Nasdaq Bank Index is different from the KRX, which we use in our executive compensation program. See “Executive Compensation.”

(5)
We determined TBV Growth to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non‐PEO NEOs in 2022 and 2023. TBV Growth may not have been the most important financial performance measure for years 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years. TBV Growth is a non-GAAP measure. See “Pay Versus Performance – Tabular List of Most Important Financial Performance Measures” for a description of how TBV Growth is calculated. Also, see “Reconciliation of GAAP and Non-GAAP Financial Measurers” in Exhibit A to this Proxy Statement for a reconciliation of TBV Growth to the most directly comparable GAAP measure.

Company Selected Measure Name	TBV Growth
Named Executive Officers, Footnote
(1)	For all years presented, H. Palmer Proctor, Jr. was our PEO and Nicole S. Stokes, Lawton E. Bassett, III, Jon S. Edwards and James A. LaHaise were our non-PEO NEOs.

Peer Group Issuers, Footnote
(4)
The Peer Group Total Shareholder Return utilizes the KBW Nasdaq Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2023 Annual Report. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KBW Nasdaq Bank Index, respectively, and that all dividends were reinvested. Historical stock performance is not necessarily indicative of future stock performance. The KBW Nasdaq Bank Index is different from the KRX, which we use in our executive compensation program. See “Executive Compensation.”

PEO Total Compensation Amount	$ 5,088,214	$ 4,403,423	$ 3,437,506	$ 2,740,301
PEO Actually Paid Compensation Amount	$ 6,330,078	3,955,720	4,996,031	3,177,626
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non‐PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards columns are the totals from the Stock Awards columns set forth in the Summary Compensation Table. The equity value adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. For each of the years presented there were no: (a) changes in the actuarial present value of the NEOs’ accumulated benefit under a defined benefit or actuarial pension plan except as were offset by like amounts of pension service costs for services rendered; (b) awards which were granted and vested in the same applicable year; (c) awards granted in prior years which failed to meet the applicable vesting conditions during the applicable year; and (d) dividends or other earnings paid on awards in the applicable year prior to the vesting date that were not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.
Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	5,088,214	(2,629,751)	3,871,615	6,330,078
2022	4,403,423	(2,008,597)	1,560,894	3,955,720
2021	3,437,506	(1,317,066)	2,875,591	4,996,031
2020	2,740,301	(893,793)	1,331,118	3,177,626
The amounts in the Inclusion of Equity Values columns in the tables above are derived from the amounts set forth in the following tables.
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Total — Inclusion of Equity Values for PEO ($)
2023	2,856,318	929,056	86,241	3,871,615
2022	1,976,109	(92,027)	(323,188)	1,560,894
2021	1,742,874	1,039,003	93,714	2,875,591
2020	1,331,118	—	—	1,331,118

Non-PEO NEO Average Total Compensation Amount	$ 1,588,860	1,587,056	1,283,320	1,221,967
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,913,236	1,444,538	2,123,716	1,266,202
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non‐PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards columns are the totals from the Stock Awards columns set forth in the Summary Compensation Table. The equity value adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. For each of the years presented there were no: (a) changes in the actuarial present value of the NEOs’ accumulated benefit under a defined benefit or actuarial pension plan except as were offset by like amounts of pension service costs for services rendered; (b) awards which were granted and vested in the same applicable year; (c) awards granted in prior years which failed to meet the applicable vesting conditions during the applicable year; and (d) dividends or other earnings paid on awards in the applicable year prior to the vesting date that were not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,588,860	(556,286)	880,662	1,913,236
2022	1,587,056	(552,364)	409,846	1,444,538
2021	1,283,320	(354,607)	1,195,003	2,123,716
2020	1,221,967	(310,348)	354,583	1,266,202
The amounts in the Inclusion of Equity Values columns in the tables above are derived from the amounts set forth in the following tables.
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total — Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	604,213	255,331	21,118	880,662
2022	543,430	(25,930)	(107,654)	409,846
2021	469,253	641,182	84,568	1,195,003
2020	462,199	(61,265)	(46,351)	354,583

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between Compensation Actually Paid and Company Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs and our cumulative TSR over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Description of Relationship Between Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs and our net income during each of the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between Compensation Actually Paid and TBV Growth
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs and our TBV Growth during each of the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over each of the four most recently completed fiscal years to that of the KBW NASDAQ Bank Index over the same period.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2023 to Company performance. The measures in this table are not ranked.
MOST IMPORTANT FINANCIAL MEASURES
Adjusted Efficiency Ratio
Adjusted Return on Average Assets
Adjusted ROTCE
Non-performing Assets/ Total Assets
TBV Growth
The financial performance measures listed in the table above are non-GAAP measures and are calculated as set forth below. Also, see “Reconciliation of GAAP and Non-GAAP Financial Measurers” in Exhibit A to this Proxy Statement for a reconciliation of the foregoing non-GAAP measures to the most directly comparable GAAP measures.
•
Adjusted efficiency ratio is calculated as adjusted noninterest expense divided by adjusted total revenue. Adjusted noninterest expense and adjusted total revenue exclude the same items on a pre-tax basis as adjusted net income and additionally excludes (gain) loss on securities.

•	Adjusted return on average assets is calculated as adjusted net income divided by average assets.
•
Adjusted ROTCE is calculated as adjusted net income divided by average common shareholders’ equity less average goodwill and average intangible assets. Adjusted net income excludes the after-tax effect of merger and conversion charges, gain on sale of mortgage servicing rights, servicing right impairment (recovery), gain on BOLI proceeds, FDIC special assessment, natural disaster expenses and (gain) loss on bank premises.

•	Non-performing assets to total assets is calculated as total non-performing assets less serviced GNMA-guaranteed mortgage nonaccrual loans divided by total assets.
•	TBV Growth represents growth in tangible book value, which is calculated as the value of shareholders’ equity less goodwill and intangibles divided by common shares outstanding.

Total Shareholder Return Amount	$ 133.04	116.43	121.07	91.7
Peer Group Total Shareholder Return Amount	96.65	97.52	124.07	89.69
Net Income (Loss)	$ 269,100,000	$ 346,500,000	$ 376,900,000	$ 262,000,000
Company Selected Measure Amount	0.1243	0.1394	0.1085	0.1384
PEO Name	H. Palmer Proctor, Jr	H. Palmer Proctor, Jr	H. Palmer Proctor, Jr	H. Palmer Proctor, Jr
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Efficiency Ratio
Non-GAAP Measure Description
The financial performance measures listed in the table above are non-GAAP measures and are calculated as set forth below. Also, see “Reconciliation of GAAP and Non-GAAP Financial Measurers” in Exhibit A to this Proxy Statement for a reconciliation of the foregoing non-GAAP measures to the most directly comparable GAAP measures.
•
Adjusted efficiency ratio is calculated as adjusted noninterest expense divided by adjusted total revenue. Adjusted noninterest expense and adjusted total revenue exclude the same items on a pre-tax basis as adjusted net income and additionally excludes (gain) loss on securities.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Return on Average Assets
Non-GAAP Measure Description
The financial performance measures listed in the table above are non-GAAP measures and are calculated as set forth below. Also, see “Reconciliation of GAAP and Non-GAAP Financial Measurers” in Exhibit A to this Proxy Statement for a reconciliation of the foregoing non-GAAP measures to the most directly comparable GAAP measures.
•	Adjusted return on average assets is calculated as adjusted net income divided by average assets.

Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted ROTCE
Non-GAAP Measure Description
The financial performance measures listed in the table above are non-GAAP measures and are calculated as set forth below. Also, see “Reconciliation of GAAP and Non-GAAP Financial Measurers” in Exhibit A to this Proxy Statement for a reconciliation of the foregoing non-GAAP measures to the most directly comparable GAAP measures.
•
Adjusted ROTCE is calculated as adjusted net income divided by average common shareholders’ equity less average goodwill and average intangible assets. Adjusted net income excludes the after-tax effect of merger and conversion charges, gain on sale of mortgage servicing rights, servicing right impairment (recovery), gain on BOLI proceeds, FDIC special assessment, natural disaster expenses and (gain) loss on bank premises.

Measure:: 4
Pay vs Performance Disclosure
Name	Non-performing Assets/ Total Assets
Non-GAAP Measure Description
The financial performance measures listed in the table above are non-GAAP measures and are calculated as set forth below. Also, see “Reconciliation of GAAP and Non-GAAP Financial Measurers” in Exhibit A to this Proxy Statement for a reconciliation of the foregoing non-GAAP measures to the most directly comparable GAAP measures.
•	Non-performing assets to total assets is calculated as total non-performing assets less serviced GNMA-guaranteed mortgage nonaccrual loans divided by total assets.

Measure:: 5
Pay vs Performance Disclosure
Name	TBV Growth
Non-GAAP Measure Description
The financial performance measures listed in the table above are non-GAAP measures and are calculated as set forth below. Also, see “Reconciliation of GAAP and Non-GAAP Financial Measurers” in Exhibit A to this Proxy Statement for a reconciliation of the foregoing non-GAAP measures to the most directly comparable GAAP measures.
•	TBV Growth represents growth in tangible book value, which is calculated as the value of shareholders’ equity less goodwill and intangibles divided by common shares outstanding.

PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,629,751)	$ (2,008,597)	$ (1,317,066)	$ (893,793)
PEO | Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,871,615	1,560,894	2,875,591	1,331,118
PEO | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,856,318	1,976,109	1,742,874	1,331,118
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	929,056	(92,027)	1,039,003	0
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,241	(323,188)	93,714	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(556,286)	(552,364)	(354,607)	(310,348)
Non-PEO NEO | Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	880,662	409,846	1,195,003	354,583
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	604,213	543,430	469,253	462,199
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	255,331	(25,930)	641,182	(61,265)
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 21,118	$ (107,654)	$ 84,568	$ (46,351)